Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2040 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.54%)
Past 5 years	5.42%
Since Inception	6.67%
Fidelity Flex Freedom Blend 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.67%)
Past 5 years	3.55%
Since Inception	4.81%
Fidelity Flex Freedom Blend 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.40%)
Past 5 years	3.91%
Since Inception	4.90%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Since Inception	6.66%	[1]

[1]	AFrom June 8, 2017.